Statements of Stockholder's Deficit - USD ($)	Total	Common Stock [Member]	Retained Earnings [Member]
Balance at Oct. 22, 2014	$ 0	$ 0	$ 0
Balance (in shares) at Oct. 22, 2014		0
Common stock issued at $0.0000005 each for cash	100	$ 100	0
Common stock issued at $0.0000005 each for cash (in shares)		200,000,000
Loss for the period	(1,500)	$ 0	(1,500)
Balance at Dec. 31, 2014	(1,400)	$ 100	(1,500)
Balance (in shares) at Dec. 31, 2014		200,000,000
Loss for the period	(5,492)		(5,492)
Balance at Jun. 30, 2015	$ (6,892)	$ 100	$ (6,992)
Balance (in shares) at Jun. 30, 2015		200,000,000